Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF | Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	4.79%	6.04%	(5.83%)	(0.71%)